Goodwill and Other Intangible Assets (Q3) (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Balance at beginning of period						$ 1,154,652	$ 1,191,005	$ 1,191,005	$ 1,577,244
Acquisition						7,900		4,021	20,316
Foreign currency translation and other	[1]					54,300
Balance at end of period		$ 1,216,900		$ 1,191,005	$ 1,577,244	1,216,900		1,154,652	1,191,005	$ 1,577,244
Increase in goodwill due to measurement period adjustment								(15,255)
Goodwill impairment charges		0		343,300	220,600	0		0	343,300	220,600
Amortized intangible assets [Abstract]
Accumulated amortization		(540,500)		(318,135)		(540,500)		(431,239)	(318,135)
Unamortized intangible assets [Abstract]
Total other intangible assets		1,990,200		1,962,314		1,990,200		1,901,161	1,962,314
Intangible asset amortization expense		29,500	$ 30,700			87,600	90,800	124,178	115,398	113,265
Future Amortization of Intangible Assets [Abstract]
2018		116,900				116,900		113,000
2019		116,900				116,900		113,000
2020		116,900				116,900		113,000
2021		116,900				116,900		113,000
2022		116,900				116,900		113,000
Industrials [Member]
Goodwill [Roll Forward]
Balance at beginning of period						515,786	550,877	550,877	575,890
Acquisition						7,900		0	0
Foreign currency translation and other	[1]					31,800
Balance at end of period		555,500		550,877	575,890	555,500		515,786	550,877	575,890
Increase in goodwill due to measurement period adjustment								(15,255)
Goodwill impairment charges									0
Energy [Member]
Goodwill [Roll Forward]
Balance at beginning of period						439,925	441,390	441,390	811,031
Acquisition						0		0	6,942
Foreign currency translation and other	[1]					16,600
Balance at end of period		456,500		441,390	811,031	456,500		439,925	441,390	811,031
Increase in goodwill due to measurement period adjustment								0
Accumulated goodwill impairment losses		563,900		563,900		563,900		563,900	563,900
Goodwill impairment charges									343,300
Medical [Member]
Goodwill [Roll Forward]
Balance at beginning of period						198,941	$ 198,738	198,738	190,323
Acquisition						0		4,021	13,374
Foreign currency translation and other	[1]					5,900
Balance at end of period		204,900		198,738	$ 190,323	204,900		198,941	198,738	$ 190,323
Increase in goodwill due to measurement period adjustment						400		0
Goodwill impairment charges									0
Trademarks [Member]
Unamortized intangible assets [Abstract]
Gross carrying amount		623,500		659,576		623,500		609,452	659,576
Customer Lists and Relationships [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		1,216,200		1,178,045		1,216,200		1,160,520	1,178,045
Accumulated amortization		(442,100)		(251,381)		(442,100)		(345,491)	(251,381)
Acquired Technology [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		8,000		7,357		8,000		7,140	7,357
Accumulated amortization		(2,800)		(926)		(2,800)		(2,236)	(926)
Trademarks [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		30,200		30,002		30,200		27,358	30,002
Accumulated amortization		(9,700)		(1,241)		(9,700)		(6,860)	(1,241)
Backlog [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		64,700		60,606		64,700		60,279	60,606
Accumulated amortization		(64,700)		(58,650)		(64,700)		(60,279)	(58,650)
Other [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		47,600		26,728		47,600		36,412	26,728
Accumulated amortization		$ (21,200)		$ (5,937)		$ (21,200)		$ (16,373)	$ (5,937)

[1]	During the nine month period ended September 30, 2017, the Company recorded an increase in goodwill of $0.4 million as a result of measurement period adjustments in the Medical segment.